Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	$ 6	$ 5
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	3
Caribbean [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	3
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax capital loss carryforwards	$ 0	$ 0